Share Capital (Tables)	12 Months Ended
Jun. 30, 2024
Share Capital [Abstract]
Schedule of Stock Options	The continuity schedule of stock options, as at June 30, 2024, is as follows:
	Number of options	Weighted average exercise price (CAD$)
Balance, July 1, 2022	3,662,167	$3.18
Options granted	1,186,000	3.47
Options exercised	(445,000)	1.82
Options forfeited	(446,000)	3.66
Balance, June 30, 2023	3,957,167	$3.37
Options granted	1,335,000	2.10
Options exercised	(85,000)	2.15
Options forfeited	(745,000)	3.68
Options expired	(689,167)	2.15
Balance, June 30, 2024	3,773,000	$3.11

Schedule of Options Granted	The fair value of the options granted during years ended June 30, 2024 and 2023 were calculated as of the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:
	Years ended June 30,
	2024	2023
Risk free interest rate	3.71%	3.31%
Expected volatility	72.69%	79.79%
Expected life of options in years	2.75	2.75
Estimated forfeiture rate	15.05%	14.40%

Schedule of Information about Stock Options Outstanding	The following table summarizes information about stock options outstanding as at June 30, 2024:
	Number of options	Weighted	Number of options	Weighted
Exercise	outstanding as at	average remaining	exercisable as at	average
prices (CAD$)	June 30, 2024	contractual life (years)	June 30, 2024	exercise price (CAD$)
$2.10	1,321,000	4.55	-	-
$3.33	549,667	2.60	372,000	$3.33
$3.42	756,333	3.55	254,332	$3.42
$3.67	120,000	3.57	40,000	$3.67
$3.89	10,000	2.65	6,666	$3.89
$3.92	50,000	3.79	16,667	$3.92
$4.00	966,000	2.93	647,333	$4.00
$2.10 - $4.00	3,773,000	3.60	1,336,998	$3.69

Schedule of Continuity RSUs	The continuity schedule of RSUs, as at June 30, 2024, is as follows:
	Number of shares	Weighted average grant date closing price per share (CAD$)
Balance, July 1, 2022	1,477,216	$4.11
Granted	967,000	3.48
Forfeited	(222,801)	4.01
Distributed	(324,255)	4.20
Balance, June 30, 2023	1,897,160	$3.79
Granted	1,024,000	2.10
Forfeited	(278,999)	3.67
Distributed	(514,947)	4.00
Balance, June 30, 2024	2,127,214	$2.94

Schedule of Loss Per Share
	For the years ended June 30,
	2024			2023
	Loss (Numerator)	Shares (Denominator)	Per-share Amount	Loss (Numerator)	Shares (Denominator)	Per-share Amount
Net loss Attributable to equity holders of the Company	$(6,021,706)	$-	$-	$(8,095,449)	$-	$-

Basic loss per share	(6,021,706)	167,765,072	$(0.04)	(8,095,449)	156,991,661	$(0.05)
Effect of dilutive securities:
Stock options and RSUs	-	-	-	-	-	-
Diluted loss per share	$(6,021,706)	167,765,072	$(0.04)	$(8,095,449)	156,991,661	$(0.05)